DEFERRED INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax liabilities associated with:
PP&E and E&E assets	CAD (132.3)	CAD (411.0)
Less deferred tax assets associated with:
Non-capital losses and financing charges	399.6	325.9
Provisions	64.1	176.6
Risk management contracts	10.8	14.6
Long term debt	0.0	12.1
Convertible debentures	0.0	0.2
Net deferred tax asset (liability)	CAD 342.2	CAD 118.4	CAD 25.0